BIOLOGICAL ASSETS (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Less: accumulated depreciation		$ (392,717)	$ (937,584)	$ (886,743)
Biological assets, net		$ 461,521	53,686
Pro Forma Adjustments [Member]
Biological assets, net
Pro Forma Combined [Member]
Biological assets, net		$ 461,521
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Biological assets, net	[1]
M & A Holding Corp. [Member]
Biological assets, net
Apple trees | Shanghai Muliang Industrial Corp. [Member]
Apple Trees		$ 461,521	$ 53,686
Less: accumulated depreciation
Biological assets, net		$ 461,521	$ 53,686
Estimated Useful Life (in years)		10 years	10 years	10 years
Building | Shanghai Muliang Industrial Corp. [Member]
Estimated Useful Life (in years)		20 years	20 years	20 years

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.